UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2011

Date of reporting period: 06/30/2011

ITEM 1.

REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended June 30, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

June 30, 2011

Mutual Fund Series Trust

(formerly known as Catalyst Funds)

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

Day Hagan Annual Shareholders Letter

Dear Shareholder,

The watchwords for the portfolio management team's tactical allocation decisions for the past year have been "avoid risk."

As we began the new fiscal year on July 1, 2010, several important events had just occurred and several more were in the process of unfolding:

•

It was less than one month after the markets experienced the soon-to-be-named "Flash Crash," whereby the S&P 500 Price Index declined 9.2% intraday; the largest intraday decline in the index's history.  The cause for the market's meltdown on May 6th, 2010 was still unknown.

•

The problems in Greece were becoming front-page news and the acronym "PIIGS" (Portugal, Ireland, Italy, Greece and Spain) was becoming more popular. European Union (EU) countries began to feel the pain associated with excess sovereign debt coupled with weakening economic outlooks.  The extent of the problems were unknown and frankly, to this day, are unknowable.

•

Quantitative Easing number "1" (QE) was ending and the stimulus hadn't stimulated as hoped. The stimulus had steadied the economy for the moment.  But due to the poor economic response, a second round of quantitative easing, dubbed "QE II," was being considered.

•

Indications of a potential double-dip recession began to arise.  Unemployment remained stubbornly high and corporations were guiding analyst expectations lower for the next quarter.

•

There was investor concern that the Bush tax cuts would be repealed.  Political posturing ensued.

•

A midterm U.S. election loomed ahead in the coming November.  Political rhetoric intensified.

•

Housing remained abysmal and it was widely considered that commercial real estate was the next shoe to drop.  Still, there was no accurate or reliable foreseeable end to related financial institutions' liability or exposure.

•

The U.S. dollar continued to weaken substantially against its major trading partners.  The U.S. executive branch, as well as members of the legislative branch, voiced objections over an undervalued Chinese Yuan, and even hinted at trade sanctions to force the Chinese to let market forces dictate the Yuan's real value.

•

China halted exports of rare earth minerals in protest.

•

Fears of a Japan-style lost decade (which has now lasted 22 years) became more pronounced as the Federal Reserve Open Market Committee (FOMC) maintained their deflation-watch focus and corresponding policy responses.

•

The Middle East uprisings continued.

•

The costs and future of the ongoing military operations in the Middle East were unknown.

•

The BP oil spill was highlighting the country's potential shortage of oil.

We believe our models correctly identified the preponderance of major risks and rightly concluded that a risk-averse allocation was warranted throughout most of the year.

As the new fiscal year began, the markets had already suffered nearly a 16% decline from April 2010 through the end of June 2010.  Our model's technical indicators were clearly oversold and valuations had returned to fairly valued levels -- both bullish signs.   Based on the mixed signals, i.e. positive readings from market-related technical indicators and negative readings from indicators designed to evaluate financial liquidity and structural global economic issues, the model provided the following allocation for June 30, 2010.

June 30, 2010 Portfolio Allocation (as of U.S. market close as a percentage of net assets):

Equity (56.35%)

•

iShares Russell 2000 Value Index ETF

IWN

18.72%

•

iShares Russell 1000 Value Index ETF

IWD

12.47%

•

iShares Russell 2000 Growth  Index ETF

IWO

10.00%

•

iShares Russell 1000 Growth Index ETF

IWF

7.82%

•

Vanguard Pacific ETF

VPL

6.51%

Fixed Income (3.75%)

•

iShares Barclays Aggregate Bond Index ETF

AGG

3.75%

Cash (40.04%)

•

Fidelity Institutional Money Market Portfolio*

40.04%

*On 7/1/2010, 68.4% of the Money Market Position was moved into the SPDR Barclays Capital 1-3 Month Treasury ETF (symbol: BIL)

Without the benefit of hindsight, we clearly were preserving capital and not taking inordinate risks in the face of what could have been.

The broad equity markets experienced a rebound in July, 2010.  In response, the Day Hagan model reduced equity exposure due to the increase in risk as equity markets reached overbought levels.  Subsequently, the broad equity markets declined sharply in August, 2010, whereupon the Russell 3000 Index declined 4.71% while the Fund's A shares (DHAAX, not load adjusted) declined 2.55%, while the C shares (DHACX) declined 2.67%.

The Russell 3000 Index then appreciated from September 1, 2010 through April 29, 2011, gaining 33.79%.  The market moved higher as investors (1) perceived the announced second round of quantitative easing (QE II) to be a positive for U.S. stocks, (2) the midterm elections were expected to  favor a more pragmatic Republican majority in the House,  (3) an extension of the Bush tax cuts became more probable, (4)  the European Central Bank rescued Greece (for the first time), (5) improvements were seen in some U.S. manufacturing data, (6) corporate earnings remained steady, and (7) continued positive growth statistics were posted by China.

During this time, given the original risks described above, the Fund's long equity exposure began at a defensive 52.02% following the 9/1/2010 rebalancing.  As improvements occurred, our model factored them in and our Fund's equity exposure proceeded to increase to 65.31% on 11/2/2010 and to 79.18% by 11/30/2010.

Equity exposure peaked at that level as risks once again began to be factored into the market.  From that point, the model periodically reduced equity exposure to 50.99% by 4/29/2011 as financial markets around the world began to suffer more severe liquidity disruptions.  Danger signs began to be seen in Credit Default Swap (CDS) rates for the PIIGS countries as their sovereign interest rates spiked.  Economic growth rates in the United States continued to slow.  And rising interest rate policies in countries like China and India, along with the European Central Bank (ECB), were enacted to curb rising inflationary pressures.

Trade disruptions (deteriorating Purchasing Manager data) related to the Japanese tsunami also caused our models to lower equity exposure.  From 9/1/2010 through 4/29/2011 the Fund's A shares (DHAAX not load adjusted) gained 17.82% and the C shares (DHACX) gained 17.27%.  This compares favorably to the balanced index (55% Russell 3000 Index, 40% Barclay's Aggregate Bond Index, 5% Cash), which was up 16.87% during the period.

Looking back, a higher equity allocation would have obviously been more profitable.  However, it is our contention that to receive 100% of the rally's return, one would have had to have been 100% invested and place 100% of their capital in harm's way during a period of almost unprecedented financial market dislocations.

We believe it is our mandate to assess risk, especially the risk of potential catastrophic loss, and allocate funds accordingly.  Be assured that our number one priority is to protect assets, but should risks decline, we will invest more capital in equities.  Conversely, should risks rise further, we will allocate assets away from risk and lower our exposure to stocks.

In closing, given the risks we began our fiscal year with, we would like to take this opportunity to update the status of the those items:

•

The cause of the Flash Crash is still debated and considered to be unknown for certain.  None of the identified "potential" causes cited have been addressed or alleviated (i.e. high frequency traders being regulated more thoroughly).

•

The PIIGS problems are actually worse as CDS rates and interest rates have spiked higher for sovereign debt around the world.

•

QE II has come and gone, now there is talk of QE III.

•

Unemployment is still high.  The U.S. economic debate now revolves around whether or not we have entered a "soft patch" or are heading toward another recession.

•

The Bush tax cuts were extended, but the U.S. budget debate has replaced the angst.

•

The midterm elections have come and gone.  Here comes the Presidential election.

•

Housing is still abysmal and no one has yet to reliably quantify financial institutions' ultimate liability.

•

The U.S. dollar has stabilized.  But only because it has become a flight-to-quality alternative as the world grows more fearful.  The Yuan has appreciated somewhat, but the rhetoric around Chinese intervention has died down as the President and Congress debate debt limits, thereby limiting their focus.  The issue is still clearly a problem.

•

China is exporting rare earth minerals begrudgingly and slowly.

•

Fears of a Japan-style lost decade are still prevalent, although there is a growing camp more concerned about hyper-inflation due to the debasement of the U.S. dollar.

•

The Middle East uprisings continue.

•

The costs and future of the ongoing military operations in the Middle East are still relatively unknown, though there have been rumblings about troop withdrawals.

•

The potential shortage of oil has created volatile swings in prices and concerns about our energy programs.

In other words, not much has changed.

Note that the broad equity markets declined in May, 2011 and June, 2011 as investors reached that very same conclusion.

Our end of fiscal year June 30, 2011 allocation is as follows:

June 30, 2011 Portfolio Allocation (as of U.S. market close as a percentage of net assets):

Equity (56.81%)

•

iShares Russell 2000 Value Index ETF

IWN

24.09%

•

iShares Russell 2000 Growth  Index ETF

IWO

12.41%

•

iShares MSCI Emerging Markets Index Fund ETF

EEM

   8.85%

•

iShares Russell 1000 Value Index ETF

IWD

   7.69%

•

iShares Russell 1000 Growth Index ETF

IWF

   2.96%

•

Vanguard Pacific ETF

VPL

   0.81%

Fixed Income (12.54%*)

•

iShares Barclays Aggregate Bond Index ETF

AGG

10.60%

•

ProShares UltraShort 20+ Year Treasury

TBT

  1.94%

Cash (30.55%*)

•

Fidelity Institutional Money Market Portfolio*

30.55%

* Fixed income and cash exposure adjusted for TBT holding, which is an inverse bond ETF.  Holding was purchased to reduce overall fixed income exposure in response to a possible breakdown in U.S. budget talks and/or the possible implementation of QE III.

Below are performance statistics for various time-frames.

Total Returns as of 06/30/11

Day Hagan Tactical Allocation Fund of ETFs

	1 Month*	3 Months*	YTD*	12 Months	Since Inception - 10/30/2009
Class A	-1.49%	-0.88%	2.09%	15.00%	8.22%
Class A **	-7.16%	-6.58%	-3.78%	8.39%	4.44%
Class A ***	-2.48%	-1.87%	1.07%	13.85%	8.22%
Class C	-1.51%	-0.98%	1.83%	14.20%	7.41%
Russell 3000 Total Return Index	-1.80%	-0.03%	6.35%	32.37%	19.83%
Barclays Capital U.S. Aggregate Index	-0.29%	2.29%	2.72%	3.90%	5.38%
Blended Index ****	-1.20%	0.78%	4.77%	19.21%	13.23%

* Aggregate total return, not annualized.

** Load adjusted.

*** CDSC adjusted.

**** Represents a 55%/40%/5% blend of the Russell 3000 Total Return Index, the Barclays Capital U.S. Aggregate Index and Cash, respectively.

The bottom line for us as portfolio managers is to quantitatively assess risks and invest with discipline.  We believe that major risks were, and remain, high.  Couple the potentially high risks with the probability of historically average returns and a moderate, balanced approach was, and is, a sensible conclusion at this juncture.

Sincerely,

Donald L. Hagan, CFA

Arthur S. Day

Portfolio Manager

Portfolio Manager

This report is intended for the Fund’s shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  To obtain a prospectus or other information about the Fund, please call 1-877-329-4246.  Please read the prospectus carefully before investing.

Please see the Total Return Table on following page for additional performance information for the Fund.  The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance data quoted.  Updated performance data to the most recent month end can be obtained by calling 1-877-329-4246.  There is a maximum front-end sales load of 5.75% ("sales load") imposed on certain Class A subscriptions for the Day Hagan Tactical Allocation Fund of ETFs.  A 1.00% Contingent Deferred Sales Charge is imposed on certain redemptions of Class A shares held less than 18 months after the date of purchase.  A redemption fee of 2.00% is imposed on Class A shares and Class C shares redeemed within 60 calendar days after they are purchased.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

Portfolio Weightings
(Percentage of Portfolio Holdings)
(Unaudited)

30.58%
12.55%
56.87%
Debt Exchange-Traded Funds - 12.55%
Equity Exchange-Traded Funds - 56.87%
Short-Term Investments - 30.58%

The percentages in the above graph are based on the portfolio holdings of the Fund as of June 30, 2011 and are subject to change.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

June 30, 2011 (Unaudited)

                 ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE DAY HAGAN TACTICAL

ALLOCATION FUND OF ETFS CLASS A SHARES (INCLUDING SALES CHARGE

 OF 5.75%) AND RUSSELL 3000 TOTAL RETURN INDEX AND THE BLENDED INDEX

$14,500
$13,500
$12,500
$11,500
$10,500
$9,500
$8,500
$7,500
$13,517
$12,299
$10,753
10-30-2009
11-30-2009
12-31-2009
01-31-2010
02-28-2010
03-31-2010
04-01-3010
05-31-2010
06-30-2010
07-31-2010
08-31-2010
09-30-2010
10-31-2010
11-30-2010
12-31-2010
01-31-2011
02-28-2011
03-31-2011
04-30-2011
05-31-2011
06-30-2011
Class A with Sales Load
Russell 3000 Total Return Index
Blended Index

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through June 30, 2011
Class A	Without sales charge	15.00%	8.22%
	With sales charge	8.39%	4.44%
	With contingent deferred sales charge	13.85%	8.22%
Class C		14.20%	7.41%
Russell 3000 Total Return Index		32.37%	19.83%
Blended Index (2)		19.21%	13.23%

(1)

Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares commenced operations on October 30, 2009.

(2)

The Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

June 30, 2011 (Unaudited)

                 ANNUAL REPORT

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be obtained by calling
1-877-329-4246.

The above graph depicts the performance of the Day Hagan Tactical Allocation Fund of ETFs versus the Russell 3000 Total Return Index and the Blended Index. The Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.  The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Russell 3000 Total Return Index and the Blended Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Day Hagan Tactical Allocation Fund of ETFs, which will not invest in certain securities comprising these indices.

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 1, 2010 were as follows:
Day Hagan Tactical Allocation Fund of ETFs Class A, gross of fee waivers or expense reimbursements	2.58%
Day Hagan Tactical Allocation Fund of ETFs Class A, after waiver and reimbursement	1.82%
Day Hagan Tactical Allocation Fund of ETFs Class C, gross of fee waivers or expense reimbursements	3.33%
Day Hagan Tactical Allocation Fund of ETFs Class C, after waiver and reimbursement	2.57%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, 12b-1 fees and extraordinary expenses) at 1.35% through October 31, 2011.  Total Gross Operating Expenses (Annualized) during the year ended June 30, 2011 were 2.03% and 2.78% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosure during the year ended
June 30, 2011.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

June 30, 2011 (Unaudited)

                     ANNUAL REPORT

Information About Your Fund’s Expenses – Day Hagan Tactical Allocation Fund of ETFs (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at 01/01/11 and held for the entire period of 01/01/11 through 06/30/11.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/11).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/11 through 06/30/11.
Actual Fund Return (in parentheses)	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period*
Day Hagan Tactical Allocation Fund of ETFs Class A (+2.09%)	$ 1,000.00	$ 1,020.90	$ 8.02
Day Hagan Tactical Allocation Fund of ETFs Class C (+1.83%)	$ 1,000.00	$ 1,018.30	$ 11.76

*Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Hypothetical 5% Fund Return	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period**
Day Hagan Tactical Allocation Fund of ETFs Class A	$ 1,000.00	$ 1,016.90	$ 8.00
Day Hagan Tactical Allocation Fund of ETFs Class C	$ 1,000.00	$ 1,013.10	$ 11.73

**Expenses are equal to the Fund’s annualized expense ratios of 1.60% and 2.35% for the Day Hagan Tactical Allocation Fund of ETFs Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-329-4246.  Please read it carefully before you invest or send money.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS		ANNUAL REPORT
SCHEDULE OF INVESTMENTS - June 30, 2011

	Shares	Value

EXCHANGE-TRADED FUNDS - 69.35%

Debt Funds - 12.54%
iShares Barclays Aggregate Bond Fund	17,650	$ 1,882,726
ProShares UltraShort 20+ Year Treasury*	10,000	345,100
		2,227,826

Equity Funds - 56.81%
iShares MSCI Emerging Markets Index Fund	33,043	1,572,847
iShares Russell 1000 Growth Index Fund	8,623	524,968
iShares Russell 1000 Value Index Fund	20,000	1,365,600
iShares Russell 2000 Growth Index Fund	23,248	2,205,073
iShares Russell 2000 Value Index Fund	58,297	4,279,583
Vanguard Pacific ETF	2,530	143,046
		10,091,117

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,310,567)		12,318,943

SHORT-TERM INVESTMENTS - 30.55%
Fidelity Institutional Money Market Portfolio, Class I, 0.17% *	5,426,088	5,426,088
TOTAL SHORT-TERM INVESTMENTS (Cost $5,426,088)		5,426,088

Total Investments (Cost $17,736,655) - 99.90%		$ 17,745,031

Other Assets in Excess of Liabilities, Net - 0.10%		17,075

Net Assets - 100%		$ 17,762,106

* Rate shown represents the rate at June 30, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2011

Assets:
Investments in securities, at value	$ 17,745,031
Deposits at broker	9,100
Receivables:
Capital shares sold	47,400
Interest	793
Prepaid expenses	11,362
Total assets	17,813,686

Liabilities:
Payables:
Capital shares redeemed	2,300
Distribution fees	11,258
Due to Manager	14,854
Due to administrators or related parties	7,318
Other liabilities and accrued expenses	15,850
Total liabilities	51,580
Net Assets	$ 17,762,106

Net Assets consist of:
Paid-in capital	$ 16,290,554
Accumulated net realized gain on investments	1,440,673
Accumulated undistributed net investment income	22,503
Net unrealized appreciation on investments	8,376

Total Net Assets	$ 17,762,106

Investments in securities, at cost	$ 17,736,655

Class A shares:
Net assets	$ 17,540,508
Shares of beneficial interest outstanding (1)	1,561,271
Net asset value price per share	$ 11.23
Maximum offering price per share (2)	$ 11.92
Minimum redemption price per share (3) (4)	$ 10.89

Class C shares:
Net assets	$ 221,598
Shares of beneficial interest outstanding (1)	19,952
Net asset value and offering price per share	$ 11.11
Minimum redemption price per share (4)	$ 10.89

(1) Unlimited number of shares of beneficial interest authorized, no par value.
(2)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares.
(3)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(4)	A redemption fee of 2.00% is imposed on shares redeemed within 60 calendar days after they are purchased. (Notes 1 & 2)

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS	ANNUAL REPORT
STATEMENT OF OPERATIONS

For the
Year Ended
June 30, 2011

Investment income:
Dividends	$ 272,368
Interest	9,119
Total investment income	281,487

Expenses:
Management fees (Note 5)	156,748
Distribution and/or service (12b-1) fees - Class A	38,684
Distribution and/or service (12b-1) fees - Class C	2,011
Administrators and related parties fees and expenses	65,760
Registration fees	14,110
Audit fees	13,000
Compliance officer compensation	12,000
Custody fees	4,038
Networking fees	3,791
Legal fees	3,312
Miscellaneous	3,100
Trustees’ fees	2,422
Pricing fees	767
Printing fees	463
Interest expense	130
Total expenses	320,336
Less: fees waived and expenses absorbed (Note 5)	(67,901)
Net expenses	252,435

Net investment income	29,052

Realized and unrealized gain on investments:
Net realized gain on investments (excluding options written)	1,275,676
Net realized gain on options written	182,340
Net change in unrealized appreciation on investments	563,466
Net realized and unrealized gain on investments	2,021,482

Net increase in net assets resulting from operations	$ 2,050,534

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2011	June 30, 2010(1)

Increase in Net Assets
Operations:
Net investment income (loss)	$ 29,052	$ (9,932)
Net realized gain on investments and options written	1,458,016	215,389
Net unrealized appreciation (depreciation)
on investments	563,466	(555,090)
Net increase (decrease) in net assets resulting from operations	2,050,534	(349,633)

Distributions to shareholders from:
Net investment income - Class A	(6,549)	(27,040)
Net investment income - Class C	-	(2)
Net realized capital gains - Class A	(193,082)	-
Net realized capital gains - Class C	(2,676)	-
Total distributions to shareholders	(202,307)	(27,042)

Increase in net assets from capital share
transactions (Note 2)	3,021,232	13,269,322

Total increase in net assets	4,869,459	12,892,647

Net Assets:
Beginning of period	12,892,647	-
End of year/period	$ 17,762,106	$ 12,892,647
Accumulated undistributed net investment income	$ 22,503	$ -

(1) The Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS			ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the each Year/Period

	Class A

	For the		For the
	Year Ended		Period Ended
	June 30, 2011		June 30, 2010 (1)

Net Asset Value, Beginning of Period	$ 9.89		$ 10.00

Investment Operations:
Net investment income (loss)	0.02		-	(a)
Net realized and unrealized gain (loss) on
investments	1.46		(0.09)
Total from investment operations	1.48		(0.09)

Distributions from:
Net investment income	-	(b)	(0.03)
Net realized capital gains	(0.14)		-
Total distributions	(0.14)		(0.03)

Paid in Capital from Redemption Fees	-	(c)	0.01

Net Asset Value, End of Period	$ 11.23		$ 9.89

Total Return (d)	15.00%		(0.80)%	(g)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 17,541		$ 12,735

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.03%		2.36%	(f)
After fees waived and expenses absorbed (e)	1.60%		1.60%	(f)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed (e)	(0.24)%		(0.90)%	(f)
After fees waived and expenses absorbed (e)	0.19%		(0.14)%	(f)

Portfolio turnover rate	231.68%		148.23%	(g)

(1)		The Day Hagan Tactical Allocation Fund of ETFs Class A shares commenced operations on October 30, 2009.
(a)		Net investment loss was less than $0.01 per share.
(b)		Net investment income distribution was less than $0.01 per share.
(c)		Redemptions fees resulted in less than $0.01 per share.
(d)		Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e)		These ratios exclude the impact of the expenses of the underlying securities.
(f) Annualized.
(g) Not Annualized.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the each Year/Period

	Class C

	For the	For the
	Year Ended	Period Ended
	June 30, 2011	June 30, 2010 (1)

Net Asset Value, Beginning of Period	$ 9.85	$ 10.00

Investment Operations:
Net investment loss	(0.05)	(0.01)
Net realized and unrealized gain (loss) on
investments	1.45	(0.12)
Total from investment operations	1.40	(0.13)

Distributions from:
Net investment income	-	(0.02)
Net realized capital gains	(0.14)	-
Total distributions	(0.14)	(0.02)

Net Asset Value, End of Period	$ 11.11	$ 9.85

Total Return (a)	14.20%	(1.33)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 222	$ 157

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.78%	3.11%	(c)
After fees waived and expenses absorbed (b)	2.35%	2.35%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed (b)	(0.93)%	(1.66)%	(c)
After fees waived and expenses absorbed (b)	(0.50)%	(0.89)%	(c)

Portfolio turnover rate	231.68%	148.23%	(d)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class C shares commenced operations on October 30, 2009.
(a)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(b)	These ratios exclude the impact of the expenses of the underlying securities.
(c) Annualized.
(d) Not Annualized.

The accompanying notes are an integral part of these financial statements.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                  ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the "Trust"), formerly known as Catalyst Funds, was organized as an Ohio business trust on February 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of seventeen series.  These financial statements include the following series:  Day Hagan Tactical Allocation Fund of ETFs (the "Fund").  The Fund is registered as diversified.  The Fund’s investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the "Manager" or "Day Hagan").

Day Hagan Tactical Allocation Fund of ETFs commenced operations on October 30, 2009.  The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

The Fund offers two classes of shares, Class A and Class C.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a)

Investment Valuation —The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2011:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$ 12,318,943	$ -	$ 12,318,943
Short-Term Investments	-	5,426,088	5,426,088
Total	$ 12,318,943	$ 5,426,088	$ 17,745,031

(a) As of and during the year ended June 30, 2011, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major index classification, please refer to the Schedule of Investments.

During the year ended June 30, 2011, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Accounting for Options - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of gain on Derivatives recognized in income	Gain on Derivatives recognized in income
Call options written	Net realized gain on options written	$ 155,171
Call options purchased	Net realized gain on investments	$ 4,700
Put options written	Net realized gain on options written	$ 27,169
Total		$ 187,040

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                  ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

c)

Federal Income Tax—The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

As of and during the year ended June 30, 2011, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  As of June 30, 2011, the Fund did not incur any interest or penalties.  As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period or year ended June 30, 2010 and June 30, 2011) and has concluded that no provision for income tax is required in these financial statements.  The tax filings are open for examination by applicable taxing authorities.  No examination of the Fund’s tax return is presently in progress.

d)

Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations—Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)

Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption fees and sales charges (loads)—Shareholders of the Fund that redeem within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.75% is imposed on Class A shares of the Fund.  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The respective shareholders pay such CDSC charges, which are not an expense of the Fund.  For the year ended June 30, 2011, there were redemption fees of $194 paid to the Fund and there were no CDSC fees paid to the Manager.

(2)

CAPITAL SHARE TRANSACTIONS

At June 30, 2011, there were an unlimited number of shares of beneficial interest authorized.  Transactions in shares of beneficial interest for the Fund were as follows:

				Net
	Sold	Redeemed (1)	Reinvested	Increase
For the year ended:
June 30, 2011
Class A
Shares……………………………	419,849	(162,944)	17,151	274,056
Value…………………………….	$ 4,557,644	$ (1,767,258)	$ 188,666	$ 2,979,052
Class C
Shares……………………………	3,745	-	245	3,990
Value…………………………….	$ 39,505	$ -	$ 2,675	$ 42,180

(1) The redeemed amounts are net of redemption fees withheld by the Fund of $194 for Class A.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                  ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS (Continued)

					Net
	Sold	Redeemed (2)	Reinvested		Increase
For the period ended:
June 30, 2010 (1)
Class A
Shares……………………………	1,396,248	(111,628)	2,595		1,287,215
Value…………………………….	$ 14,248,453	$ (1,171,368)	$ 26,832		$ 13,103,917
Class C
Shares……………………………	15,962	-	-	(3)	15,962
Value…………………………….	$ 165,403	$ -	$ 2		$ 165,405
(1) The Fund commenced operations on October 30, 2009. (2) The redeemed amounts are net of redemption fees withheld by the Fund of $5,675 for Class A.
(3) Class C Shares reinvested were 0.169 shares.

(3)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2011, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 30,013,469	$ 27,276,605

There were no government securities purchased or sold during the year end.

(4)

OPTIONS WRITTENS

A summary of option contracts written by the Fund during the year ended June 30, 2011 were as follows:

	Call Options
	Number of Options *	Option Premiums *
Options outstanding at beginning of year	-	$ -
Options written	2,980	274,615
Options covered	(1,029)	(101,919)
Options exercised	(596)	(73,403)
Options expired	(1,355)	(99,293)

Options outstanding at end of year	-	$ -

	Put Options
	Number of Options *	Option Premiums *
Options outstanding at beginning of year	-	$ -
Options written	1,001	74,068
Options covered	-	-
Options exercised	(600)	(46,899)
Options expired	(401)	(27,169)

Options outstanding at end of year	-	$ -

* One option contract is equivalent to one hundred shares of common stock.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                  ANNUAL REPORT

(5)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions.  The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund.  For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the year ended June 30, 2011, management fees of $156,748 were incurred by the Fund, before the waiver and reimbursement described below, with $14,854 remaining payable to the Manager at
June 30, 2011.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of the Fund's average daily net assets through October 31, 2011. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year ended June 30, 2011, the Manager waived management fees of $67,901.  As of June 30, 2011, the Manager may recapture $52,191 of waived management fees no later than June 30, 2013 and $67,901 no later than June 30, 2014.

Effective December 1, 2010, the Trust has entered into an Management Services Agreement (the "Management Services Agreement") with Abbington Capital Group, LLC ("Abbington").  Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services.  For Abbington’s services to the Fund, the Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2011, the Fund incurred $12,709 for such fees, with $1,831 remaining payable at June 30, 2011.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix 360 Administration, LLC (formerly known as Matrix Capital Group, Inc.) ("Matrix").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For Matrix’s services, the Fund paid Matrix a base fee of $20,000 per year, a fee equal to 0.25% of average net assets up to $50 million, with lower fees at higher asset levels, such fees to be computed daily based upon daily average net assets of the Fund, plus out-of-pocket expenses.  Effective December 1, 2010, the Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2011, the Fund incurred $53,051 in service fees, including out-of-pocket expenses, with $4,487 remaining payable at June 30, 2011.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a $12,000 per year base fee. For the year ended June 30, 2011, Matrix earned compliance fees of $12,000, with $1,000 remaining payable at June 30, 2011.

Matrix Capital Group, Inc. acts as Distributor of the Fund’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time. For the year ended June 30, 2011, Matrix received no commissions from the sale of Class A shares.

Certain officers of the Fund are officers and/or employees of Matrix.  A Trustee of the Trust is an officer and owner of Abbington.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees.  Class C shares are currently paying 1.00% per annum of 12b-1 fees.  The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund.  The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the year ended June 30, 2011, Day Hagan received $2,815 in underwriter concessions from the sale of shares of the Funds.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                  ANNUAL REPORT

(6)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2011 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$ 17,748,483	$ 224,945	$ (228,397)	$ (3,452)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales for the Fund.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year.  As of June 30, 2011, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Net	Undistributed	Undistributed		Post-October	Total
Unrealized	Ordinary	Capital	Capital Loss	Capital Loss &	Distributable
Depreciation	Income	Gains	Carryforward	Other Tax Deferrals	Earnings
$ (3,452)	$ 1,426,205	$ 48,799	$ -	$ -	$ 1,471,552

The undistributed ordinary income and capital gains, shown above differ from corresponding accumulated net investment income and accumulated net realized gain figures reported in the statement of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of wash sales.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends paid during the year ended June 30, 2011were as follows:

Share Class	Ordinary Income
Class A	$ 199,631
Class C	2,676

The tax character of dividends paid during the period since inception from October 30, 2009 through June 30, 2010 were as follows:

Share Class	Ordinary Income
Class A	$ 27,040
Class C	2

(7)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the underlying fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Institutional Money Market Portfolio (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Manager determines that it is in the best interest of the Fund and its shareholders. The performance of the Fund may be directly affected by the performance of Fidelity. As of June 30, 2011, 30.55% of the Fund’s net assets were invested in Fidelity.

(8)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option.  The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices.  Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

                                  ANNUAL REPORT

(8)

OPTIONS RISK (Continued)

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2011, Raymond James & Associates, Inc., Special Custody Account for the Exclusive Benefit of Customers held 89% of the voting securities of the Fund and may be deemed to control the Fund.

(10)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(11)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after
December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(12)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

the Mutual Fund Series Trust and the Shareholders

of the Day Hagan Tactical Allocation Fund of ETFs

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Day Hagan Tactical Allocation Fund of ETFs, a series of shares of beneficial interest of the Mutual Fund Series Trust (formerly the Catalyst Funds), as of June 30, 2011, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from October 30, 2009 (commencement of operations) to June 30, 2010.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Day Hagan Tactical Allocation Fund of ETFs, as of June 30, 2011, the results of its operations for the year then ended,  and the changes in its net assets and its financial highlights for the year then ended and for the period from October 30, 2009 (commencement of operations) to June 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2011

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended June 30, 2011, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Day Hagan Tactical Allocation Fund of ETFs Class A	$ 0.140949
Day Hagan Tactical Allocation Fund of ETFs Class C	$ 0.136325

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which were mailed in 2011 to determine the calendar year amounts to be included on their 2010 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-329-4246.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During the past 5 Years
Independent Trustees
Tobias Caldwell c/o Mutual Fund Series Trust (formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	17	None

Tiberiu Weisz c/o Mutual Fund Series Trust (formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	17	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	17

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.	17	None

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During the past 5 Years
Interested Trustees and Officers (continued)
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007	Senior V.P. of Matrix Capital Group, Inc. since 2/2005.	N/A	N/A

*  Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and Catalyst/Groesbeck Growth of Income Fund.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2011.

Name of Trustee[1]	Aggregate Compensation From the Day Hagan Tactical Allocation Fund of ETFs	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Day Hagan Tactical Allocation Fund of ETFs Paid to Trustees
Independent Trustees
Tobais Caldwell	$968	Not Applicable	Not Applicable	$968
Tiberiu Weisz	$821	Not Applicable	Not Applicable	$821
Bert Pariser	$821	Not Applicable	Not Applicable	$821
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the seventeen portfolios of the Trust.

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Donald L. Hagan, LLC

also known as

Day Hagan Asset Management

330 South Orange Avenue

Sarasota, FL  34236

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43219

ITEM 2.

CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2011	2010
Catalyst Value Fund	10,000	10,000
Catalyst Strategic Value	11,000	0
Catalyst/SMH High Income Fund	11,500	11,500
Catalyst/SMH Total Return Income Fund	11,500	11,500
Catalyst/Groesbeck Growth of Income Fund	10,000	10,000
SMH Representation Trust	10,000	7,000
Listed Private Equity Plus Fund	11,000	11,000
AmericaFirst Quantitative Strategies Fund	11,000	11,000
AmericaFist Absolute Return Fund	11,000	11,000
AmericaFirst Income Tends Fund	11000	0
AmericaFirst Defensive Growth Fund	10,500	0
Day Hagan Tactical Allocation Fund of ETFs	11,000	11,000
Eventide Gilead Fund	10,000	10,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2011	2010
Catalyst Value Fund	2,000	2,000
Catalyst Strategic Value Fund	2,000	0
Catalyst/SMH High Income Fund	2,500	2,500
Catalyst/SMH Total Return Income Fund	2,500	2,500
Catalyst/Groesbeck Growth of Income Fund	2,000	2,000
SMH Representation Trust	2,500	2,500
Listed Private Equity Plus Fund	2,000	2,000
AmericaFirst Quantitative Strategies Fund	2,000	2,000
AmericaFirst Absolute Return Fund	2,500	2,000
AmericaFirst income Trends Fund	2,500	0
AmericaFirst Defensive Growth Fund	2,000	0
Day Hagan Tactical Allocation Fund of ETFs	2,000	2,000
Eventide Gilead Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2011 and 2010 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2011 and 2010 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Christopher F. Anci	/s/ Christopher F. Anci__________
President,
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci___________
President
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley_____________
Treasurer
Date: September 6, 2011